First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.0%
5,675	Huntington Ingalls Industries, Inc.	$1,196,006
	Air Freight & Logistics – 1.0%
9,745	Expeditors International of Washington, Inc.	1,233,717
	Auto Components – 1.0%
24,701	BorgWarner, Inc.	1,198,987
	Banks – 15.9%
57,724	Associated Banc-Corp.	1,182,188
30,677	Cathay General Bancorp	1,207,447
21,722	Eagle Bancorp, Inc.	1,218,170
17,737	East West Bancorp, Inc.	1,271,566
70,209	First Horizon Corp.	1,213,211
33,190	Hilltop Holdings, Inc.	1,208,116
58,971	KeyCorp	1,217,751
8,221	M&T Bank Corp.	1,194,593
16,232	Popular, Inc.	1,218,212
16,822	Prosperity Bancshares, Inc.	1,207,820
60,802	Regions Financial Corp.	1,226,984
5,014	Signature Bank	1,231,689
27,479	Synovus Financial Corp.	1,205,778
13,182	Western Alliance Bancorp	1,223,949
15,807	Wintrust Financial Corp.	1,195,483
23,365	Zions Bancorp N.A.	1,235,074
		19,458,031
	Building Products – 5.2%
17,795	A.O. Smith Corp.	1,282,308
11,483	Advanced Drainage Systems, Inc.	1,338,573
8,729	Allegion PLC	1,215,950
10,945	Simpson Manufacturing Co., Inc.	1,208,766
16,633	UFP Industries, Inc.	1,236,497
		6,282,094
	Capital Markets – 4.2%
9,178	Evercore, Inc., Class A	1,291,987
40,032	Jefferies Financial Group, Inc.	1,369,094
27,020	Lazard Ltd., Class A	1,222,655
9,475	Raymond James Financial, Inc.	1,230,803
		5,114,539
	Chemicals – 1.9%
8,026	Celanese Corp.	1,216,741
9,551	Stepan Co.	1,148,699
		2,365,440
	Commercial Services & Supplies – 2.0%
10,115	Tetra Tech, Inc.	1,234,435
5,233	UniFirst Corp.	1,227,871
		2,462,306
Shares	Description	Value

	Construction & Engineering – 1.0%
20,963	Arcosa, Inc.	$1,231,367
	Consumer Finance – 2.0%
23,740	Ally Financial, Inc.	1,183,201
61,085	SLM Corp.	1,279,120
		2,462,321
	Diversified Consumer Services – 0.9%
14,987	Strategic Education, Inc.	1,139,911
	Electric Utilities – 1.1%
31,944	NRG Energy, Inc.	1,287,343
	Electronic Equipment, Instruments & Components – 3.1%
15,131	Cognex Corp.	1,271,761
25,276	Methode Electronics, Inc.	1,243,832
54,897	Vishay Intertechnology, Inc.	1,237,927
		3,753,520
	Food & Staples Retailing – 1.0%
5,964	Casey’s General Stores, Inc.	1,160,833
	Food Products – 1.0%
309	Seaboard Corp.	1,195,438
	Household Durables – 4.8%
27,665	KB Home	1,126,519
22,515	MDC Holdings, Inc.	1,139,259
21,900	PulteGroup, Inc.	1,195,083
20,817	Toll Brothers, Inc.	1,203,431
5,579	Whirlpool Corp.	1,216,333
		5,880,625
	Industrial Conglomerates – 1.0%
6,565	Carlisle Cos., Inc.	1,256,410
	Insurance – 5.9%
9,716	American Financial Group, Inc.	1,211,780
10,326	Cincinnati Financial Corp.	1,204,218
52,025	CNO Financial Group, Inc.	1,228,831
28,625	Employers Holdings, Inc.	1,225,150
27,026	Fidelity National Financial, Inc.	1,174,550
19,067	First American Financial Corp.	1,188,827
		7,233,356
	Internet & Direct Marketing Retail – 1.0%
12,666	Shutterstock, Inc.	1,243,421
	IT Services – 3.9%
26,431	Genpact Ltd.	1,200,760
13,223	Maximus, Inc.	1,163,227

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
12,358	TTEC Holdings, Inc.	$1,273,986
50,551	Western Union (The) Co.	1,161,157
		4,799,130
	Leisure Products – 4.1%
24,775	Acushnet Holdings Corp.	1,223,885
12,526	Brunswick Corp.	1,247,840
9,887	Johnson Outdoors, Inc., Class A	1,196,327
14,579	Sturm Ruger & Co., Inc.	1,311,818
		4,979,870
	Machinery – 7.1%
9,604	AGCO Corp.	1,252,169
13,588	Crane Co.	1,255,124
16,514	Graco, Inc.	1,250,110
5,549	IDEX Corp.	1,221,057
10,054	Oshkosh Corp.	1,253,131
5,530	Snap-on, Inc.	1,235,568
11,258	Toro (The) Co.	1,237,029
		8,704,188
	Media – 2.0%
620	Cable One, Inc.	1,185,942
61,244	EW Scripps (The) Co., Class A	1,248,765
		2,434,707
	Metals & Mining – 2.0%
10,752	Royal Gold, Inc.	1,226,803
20,680	Worthington Industries, Inc.	1,265,203
		2,492,006
	Multiline Retail – 1.0%
18,318	Big Lots, Inc.	1,209,171
	Oil, Gas & Consumable Fuels – 1.0%
36,899	World Fuel Services Corp.	1,170,805
	Paper & Forest Products – 1.0%
21,078	Louisiana-Pacific Corp.	1,270,793
	Personal Products – 2.0%
4,460	Medifast, Inc.	1,262,091
20,483	Nu Skin Enterprises, Inc., Class A	1,160,362
		2,422,453
	Professional Services – 4.9%
13,580	Booz Allen Hamilton Holding Corp.	1,156,744
12,761	Insperity, Inc.	1,153,212
9,064	Jacobs Engineering Group, Inc.	1,209,319
19,982	Kforce, Inc.	1,257,467
13,665	Robert Half International, Inc.	1,215,775
		5,992,517
Shares	Description	Value

	Road & Rail – 1.0%
7,582	Landstar System, Inc.	$1,198,108
	Semiconductors & Semiconductor Equipment – 4.0%
51,212	Amkor Technology, Inc.	1,212,188
7,838	CMC Materials, Inc.	1,181,500
10,023	Entegris, Inc.	1,232,529
5,625	Universal Display Corp.	1,250,606
		4,876,823
	Software – 2.0%
12,001	Dolby Laboratories, Inc., Class A	1,179,578
25,967	Progress Software Corp.	1,200,974
		2,380,552
	Specialty Retail – 3.0%
12,819	Dick’s Sporting Goods, Inc.	1,284,336
21,684	Rent-A-Center, Inc.	1,150,770
7,788	Williams-Sonoma, Inc.	1,243,354
		3,678,460
	Technology Hardware, Storage & Peripherals – 1.0%
15,037	NetApp, Inc.	1,230,327
	Thrifts & Mortgage Finance – 1.9%
87,056	MGIC Investment Corp.	1,183,961
52,895	Radian Group, Inc.	1,176,914
		2,360,875
	Trading Companies & Distributors – 2.0%
20,646	Boise Cascade Co.	1,204,694
33,427	Global Industrial Co.	1,227,105
		2,431,799
	Wireless Telecommunication Services – 1.0%
51,344	Telephone & Data Systems, Inc.	1,163,455
	Total Investments – 99.9%	121,951,704
	(Cost $119,756,373) (a)
	Net Other Assets and Liabilities – 0.1%	63,559
	Net Assets – 100.0%	$122,015,263

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,129,552 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,934,221. The net unrealized appreciation was $2,195,331.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 121,951,704	$ 121,951,704	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.8%
7,287	Airbus SE (a)	$936,982
	Automobiles – 2.4%
9,200	Bayerische Motoren Werke AG	974,274
10,021	Daimler AG	894,745
1,235	Tesla, Inc. (a)	839,429
		2,708,448
	Banks – 23.9%
82,814	Axis Bank Ltd. (a)	833,711
154,556	Banco Bilbao Vizcaya Argentaria S.A.	958,108
247,438	Banco Santander S.A.	944,600
2,336,030	Bank of China Ltd., Class H	839,422
1,458,179	Bank of Communications Co., Ltd., Class H	980,345
354,944	Barclays PLC	840,189
13,805	BNP Paribas S.A.	865,444
236,778	BOC Hong Kong Holdings Ltd.	803,563
2,834,020	China CITIC Bank Corp., Ltd., Class H	1,343,224
1,670,450	China Construction Bank Corp., Class H	1,314,536
1,954,852	China Everbright Bank Co., Ltd., Class H	798,125
110,078	China Merchants Bank Co., Ltd., Class H	939,256
11,786	Citigroup, Inc.	833,859
40,900	DBS Group Holdings Ltd.	906,692
10,317	HDFC Bank, Ltd., ADR (a)	754,379
145,518	HSBC Holdings PLC	840,004
49,542	ICICI Bank, Ltd., ADR (a)	847,168
72,975	ING Groep N.V., ADR (b)	966,189
5,599	JPMorgan Chase & Co.	870,868
12,520	KBC Group N.V.	954,571
32,079	Kotak Mahindra Bank Ltd. (a)	736,203
385,723	Lloyds Banking Group PLC, ADR	983,594
143,965	Nordea Bank Abp	1,604,300
1,114,006	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	750,390
9,344	Royal Bank of Canada	946,687
112,798	Skandinaviska Enskilda Banken AB, Class A	1,457,078
79,902	UniCredit S.p.A.	942,701
45,347	Westpac Banking Corp.	877,746
		26,732,952
	Capital Markets – 7.4%
18,894	Bank of New York Mellon (The) Corp.	967,940
4,202	CME Group, Inc.	893,681
64,543	Credit Suisse Group AG	676,088
5,186	Deutsche Boerse AG	905,177
Shares	Description	Value

	Capital Markets (Continued)
2,526	Goldman Sachs Group (The), Inc.	$958,693
8,008	London Stock Exchange Group PLC	882,874
5,996	Nasdaq, Inc.	1,054,097
711	Partners Group Holding AG	1,076,970
55,962	UBS Group AG	856,441
		8,271,961
	Communications Equipment – 3.0%
17,705	Cisco Systems, Inc.	938,365
210,736	Nokia Oyj, ADR (a)	1,121,116
105,474	Telefonaktiebolaget LM Ericsson, Class B	1,325,619
		3,385,100
	Diversified Telecommunication Services – 6.0%
47,722	AT&T, Inc.	1,373,439
72,666	Deutsche Telekom AG	1,534,748
2,731	Swisscom AG	1,559,054
292,472	Telefonica S.A., ADR	1,374,618
15,565	Verizon Communications, Inc.	872,107
		6,713,966
	Electric Utilities – 2.3%
33,305	Endesa S.A. (b)	807,994
66,427	Iberdrola S.A.	809,713
10,790	Verbund AG	993,473
		2,611,180
	Electronic Equipment, Instruments & Components – 0.8%
1,429	Samsung SDI Co., Ltd.	885,710
	Food & Staples Retailing – 1.7%
24,729	Kroger (The) Co.	947,368
6,539	Walmart, Inc.	922,130
		1,869,498
	Household Durables – 1.4%
382,219	Haier Smart Home Co., Ltd., Class D	725,599
8,372	Sony Corp., ADR	813,926
		1,539,525
	Industrial Conglomerates – 1.3%
6,634	Honeywell International, Inc.	1,455,168
	Insurance – 3.7%
66,157	AIA Group Ltd.	822,244
3,379	Allianz SE	842,598

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
17,997	American International Group, Inc.	$856,657
31,817	AXA S.A.	806,792
80,225	China Life Insurance Co., Ltd., ADR	798,239
		4,126,530
	Interactive Media & Services – 1.0%
5,176	Baidu, Inc., ADR (a)	1,055,386
	Internet & Direct Marketing Retail – 3.7%
5,854	Alibaba Group Holding Ltd., ADR (a)	1,327,570
453	Amazon.com, Inc. (a)	1,558,393
15,662	JD.com, Inc., ADR (a)	1,249,984
		4,135,947
	IT Services – 15.5%
5,292	Accenture PLC, Class A	1,560,029
8,092	Capgemini SE	1,554,405
18,180	Cognizant Technology Solutions Corp., Class A	1,259,147
9,500	Fujitsu Ltd.	1,778,658
73,884	Infosys Ltd., ADR	1,565,602
11,088	International Business Machines Corp.	1,625,390
2,248	Mastercard, Inc., Class A	820,722
5,554	PayPal Holdings, Inc. (a)	1,618,880
33,472	Tata Consultancy Services Ltd.	1,506,645
3,821	Visa, Inc., Class A	893,426
209,467	Wipro Ltd., ADR	1,635,937
15,351	Worldline S.A. (a) (c) (d)	1,436,901
		17,255,742
	Marine – 1.6%
614	AP Moller - Maersk A.S., Class B	1,764,776
	Metals & Mining – 0.8%
23,768	BHP Group Ltd.	865,751
	Multi-Utilities – 1.2%
96,928	Engie S.A.	1,327,929
	Oil, Gas & Consumable Fuels – 1.4%
636,300	PTT PCL	779,244
19,668	Royal Dutch Shell PLC, ADR, Class A	794,587
		1,573,831
	Professional Services – 2.1%
18,500	Recruit Holdings Co., Ltd.	910,887
Shares	Description	Value

	Professional Services (Continued)
479	SGS S.A.	$1,477,510
		2,388,397
	Semiconductors & Semiconductor Equipment – 10.6%
17,355	Advanced Micro Devices, Inc. (a)	1,630,155
21,272	Infineon Technologies AG	853,051
22,267	Intel Corp.	1,250,069
15,785	Micron Technology, Inc. (a)	1,341,409
2,712	NVIDIA Corp.	2,169,871
11,691	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,404,791
8,058	Texas Instruments, Inc.	1,549,554
11,180	Xilinx, Inc.	1,617,075
		11,815,975
	Software – 5.2%
5,945	Microsoft Corp.	1,610,501
20,913	Oracle Corp.	1,627,868
4,001	salesforce.com, Inc. (a)	977,324
11,134	SAP SE	1,568,942
		5,784,635
	Technology Hardware, Storage & Peripherals – 0.8%
11,969	Samsung Electronics Co., Ltd.	857,699
	Wireless Telecommunication Services – 1.2%
105,800	Softbank Corp.	1,384,223
	Total Common Stocks	111,447,311
	(Cost $92,889,720)
MONEY MARKET FUNDS – 1.0%
1,161,035	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	1,161,035
	(Cost $1,161,035)
	Total Investments – 100.8%	112,608,346
	(Cost $94,050,755) (g)
	Net Other Assets and Liabilities – (0.8)%	(869,613)
	Net Assets – 100.0%	$111,738,733

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,097,502 and the total value of the collateral held by the Fund is $1,161,035.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of June 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,639,438 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,081,847. The net unrealized appreciation was $18,557,591.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Oil, Gas & Consumable Fuels	$ 1,573,831	$ 794,587	$ 779,244	$ —
Other industry categories*	109,873,480	109,873,480	—	—
Money Market Funds	1,161,035	1,161,035	—	—
Total Investments	$ 112,608,346	$ 111,829,102	$ 779,244	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	48.6%
Euro	20.6
Hong Kong Dollar	7.6
Swiss Franc	5.0
Japanese Yen	3.6
Indian Rupee	2.7
Swedish Krona	2.5
British Pound Sterling	2.3
Danish Krone	1.6
Australian Dollar	1.6
South Korean Won	1.6
Canadian Dollar	0.8
Singapore Dollar	0.8
Thai Baht	0.7
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 5.6%
43,881	AeroVironment, Inc. (a)	$4,394,682
36,988	Elbit Systems Ltd.	4,787,797
951,682	QinetiQ Group PLC	4,523,363
		13,705,842
	Auto Components – 3.9%
6,102	Aptiv PLC (a)	960,028
6,209	Continental AG	912,780
13,400	Denso Corp.	914,160
135,510	Gentex Corp.	4,484,026
9,124	Magna International, Inc.	845,247
59,897	Veoneer, Inc. (a) (b)	1,380,626
		9,496,867
	Automobiles – 0.9%
23,765	NIO, Inc., ADR (a)	1,264,298
1,468	Tesla, Inc. (a)	997,800
		2,262,098
	Communications Equipment – 2.1%
90,990	Ciena Corp. (a)	5,176,421
	Electrical Equipment – 3.1%
41,574	ABB Ltd.	1,410,438
9,592	Emerson Electric Co.	923,134
59,300	Mitsubishi Electric Corp.	860,716
12,400	Nidec Corp.	1,437,058
5,376	Rockwell Automation, Inc.	1,537,644
8,961	Schneider Electric SE	1,409,792
		7,578,782
	Electronic Equipment, Instruments & Components – 10.7%
17,858	Cognex Corp.	1,500,965
132,221	Delta Electronics, Inc.	1,437,881
18,741	FARO Technologies, Inc. (a)	1,457,488
337,482	Hexagon AB, Class B	5,000,259
2,900	Keyence Corp.	1,463,639
34,749	National Instruments Corp.	1,469,188
18,000	Omron Corp.	1,427,427
306,500	Topcon Corp.	4,574,256
61,841	Trimble, Inc. (a)	5,060,449
89,500	Yokogawa Electric Corp.	1,337,324
2,852	Zebra Technologies Corp., Class A (a)	1,510,105
		26,238,981
	Entertainment – 0.4%
45,800	DeNA Co., Ltd.	973,345
	Health Care Equipment & Supplies – 5.2%
332,808	Accuray, Inc. (a)	1,504,292
2,055,817	Asensus Surgical, Inc. (a) (b)	6,516,940
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
287,700	CYBERDYNE, Inc. (a) (b)	$1,274,120
1,683	Intuitive Surgical, Inc. (a)	1,547,754
7,250	Medtronic PLC	899,943
3,596	Stryker Corp.	933,989
		12,677,038
	Health Care Technology – 0.8%
6,603	Omnicell, Inc. (a)	1,000,024
6,095	Teladoc Health, Inc. (a)	1,013,538
		2,013,562
	Household Durables – 1.9%
49,239	iRobot Corp. (a)	4,598,430
	Industrial Conglomerates – 0.4%
5,660	Siemens AG	896,770
	Interactive Media & Services – 1.2%
389	Alphabet, Inc., Class A (a)	949,856
4,676	Baidu, Inc., ADR (a)	953,436
2,813	NAVER Corp.	1,042,870
		2,946,162
	Internet & Direct Marketing Retail – 1.2%
4,290	Alibaba Group Holding Ltd., ADR (a)	972,886
285	Amazon.com, Inc. (a)	980,446
12,413	JD.com, Inc., ADR (a)	990,681
		2,944,013
	IT Services – 4.9%
8,036	Akamai Technologies, Inc. (a)	936,998
71,747	Atos SE	4,364,296
8,947	Endava PLC, ADR (a)	1,014,411
6,385	International Business Machines Corp.	935,977
25,600	Obic Co., Ltd.	4,772,276
		12,023,958
	Life Sciences Tools & Services – 2.9%
11,859	Illumina, Inc. (a)	5,611,797
2,852	Tecan Group AG	1,412,977
		7,024,774
	Machinery – 8.9%
24,588	ANDRITZ AG	1,381,374
57,554	ATS Automation Tooling Systems, Inc. (a)	1,651,961
25,132	Cargotec OYJ, Class B	1,299,292
16,900	Daifuku Co., Ltd.	1,534,912
2,542	Deere & Co.	896,589

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
34,450	Duerr AG	$1,310,439
66,499	ExOne (The) Co. (a) (b)	1,439,038
5,900	FANUC Corp.	1,423,021
24,000	Hirata Corp.	1,430,127
9,843	John Bean Technologies Corp.	1,403,809
38,100	Kawasaki Heavy Industries, Ltd. (a)	814,506
15,860	Proto Labs, Inc. (a)	1,455,948
37,151	SFA Engineering Corp.	1,428,440
62,100	Shibaura Machine Co., Ltd.	1,371,180
32,924	Valmet OYJ	1,435,878
29,200	Yaskawa Electric Corp.	1,427,211
		21,703,725
	Pharmaceuticals – 0.4%
5,423	Johnson & Johnson	893,385
	Semiconductors & Semiconductor Equipment – 7.1%
11,461	Advanced Micro Devices, Inc. (a)	1,076,532
47,924	Ambarella, Inc. (a)	5,110,136
13,887	Brooks Automation, Inc.	1,323,153
16,068	Intel Corp.	902,058
4,474	KLA Corp.	1,450,516
2,182	NVIDIA Corp.	1,745,818
6,706	NXP Semiconductors N.V.	1,379,558
10,538	QUALCOMM, Inc.	1,506,196
12,080	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,451,533
10,712	Teradyne, Inc.	1,434,980
		17,380,480
	Software – 35.9%
14,235	ANSYS, Inc. (a)	4,940,399
53,168	Appian Corp. (a)	7,323,892
3,211	Autodesk, Inc. (a)	937,291
6,944	Avalara, Inc. (a)	1,123,539
96,718	AVEVA Group PLC	4,960,933
477,717	BlackBerry Ltd. (a)	5,837,702
360,019	Blue Prism Group PLC (a)	4,033,916
3,078,345	BrainChip Holdings Ltd. (a) (b)	1,131,216
37,882	Cadence Design Systems, Inc. (a)	5,183,015
20,901	Dassault Systemes SE	5,068,197
92,977	Dynatrace, Inc. (a)	5,431,716
1,814	Fair Isaac Corp. (a)	911,862
3,676	Microsoft Corp.	995,828
7,902	Netcompany Group A.S. (c) (d)	897,776
21,634	Nice Ltd., ADR (a)	5,353,550
13,243	Palo Alto Networks, Inc. (a)	4,913,815
40,720	Pegasystems, Inc.	5,667,817
214,300	PKSHA Technology, Inc. (a) (b)	4,803,159
108,420	PROS Holdings, Inc. (a)	4,940,699
Shares	Description	Value

	Software (Continued)
6,842	PTC, Inc. (a)	$966,501
10,152	ServiceNow, Inc. (a)	5,579,032
18,914	Synopsys, Inc. (a)	5,216,292
73,957	Veritone, Inc. (a)	1,457,693
		87,675,840
	Technology Hardware, Storage & Peripherals – 1.5%
48,207	3D Systems Corp. (a)	1,926,834
12,668	Samsung Electronics Co., Ltd.	907,790
51,900	Seiko Epson Corp.	912,846
		3,747,470
	Wireless Telecommunication Services – 0.3%
12,200	SoftBank Group Corp.	853,819
	Total Common Stocks	242,811,762
	(Cost $197,135,053)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
1,246	Equinix, Inc.	1,000,040
	(Cost $865,507)
MONEY MARKET FUNDS – 4.7%
11,388,638	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	11,388,638
	(Cost $11,388,638)
	Total Investments – 104.4%	255,200,440
	(Cost $209,389,198) (g)
	Net Other Assets and Liabilities – (4.4)%	(10,801,713)
	Net Assets – 100.0%	$244,398,727

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,832,975 and the total value of the collateral held by the Fund is $11,388,638.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(e)	Rate shown reflects yield as of June 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $52,791,968 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,980,726. The net unrealized appreciation was $45,811,242.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 242,811,762	$ 242,811,762	$ —	$ —
Real Estate Investment Trusts*	1,000,040	1,000,040	—	—
Money Market Funds	11,388,638	11,388,638	—	—
Total Investments	$ 255,200,440	$ 255,200,440	$—	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	66.2%
Japanese Yen	13.2
Euro	7.1
British Pound Sterling	5.3
Swedish Krona	2.0
Israeli Shekel	1.9
South Korean Won	1.3
Swiss Franc	1.1
Canadian Dollar	0.6
New Taiwan Dollar	0.6
Australian Dollar	0.4
Danish Krone	0.3
Total	100.0%

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 5.6%
44,526	Ford Motor Co. (a)	$661,656
13,139	General Motors Co. (a)	777,435
2,307	Thor Industries, Inc.	260,691
		1,699,782
	Banks – 10.8%
4,275	BOK Financial Corp.	370,215
8,249	Citizens Financial Group, Inc.	378,382
24,161	First Horizon Corp.	417,502
19,773	KeyCorp	408,312
1,619	PNC Financial Services Group (The), Inc.	308,840
10,814	Popular, Inc.	811,591
14,699	Regions Financial Corp.	296,626
5,893	Zions Bancorp N.A.	311,504
		3,302,972
	Building Products – 1.2%
3,793	Owens Corning	371,335
	Capital Markets – 5.2%
26,902	Invesco, Ltd.	719,090
4,257	Morgan Stanley	390,324
7,274	Stifel Financial Corp.	471,792
		1,581,206
	Chemicals – 2.2%
3,023	Eastman Chemical Co.	352,935
9,739	Mosaic (The) Co.	310,772
		663,707
	Consumer Finance – 9.6%
13,190	Ally Financial, Inc.	657,390
3,920	Capital One Financial Corp.	606,385
11,022	OneMain Holdings, Inc.	660,328
27,529	Santander Consumer USA Holdings, Inc.	999,853
		2,923,956
	Containers & Packaging – 2.6%
14,935	WestRock Co.	794,841
	Distributors – 2.0%
12,293	LKQ Corp. (a)	605,061
	Diversified Financial Services – 2.4%
24,598	Equitable Holdings, Inc.	749,009
	Food Products – 2.6%
10,338	Bunge Ltd.	807,915
	Household Durables – 10.6%
5,488	DR Horton, Inc.	495,951
7,627	Lennar Corp., Class A	757,742
1,963	Mohawk Industries, Inc. (a)	377,269
Shares	Description	Value

	Household Durables (Continued)
15,901	Newell Brands, Inc.	$436,800
13,407	Toll Brothers, Inc.	775,059
1,889	Whirlpool Corp.	411,840
		3,254,661
	Insurance – 17.0%
4,452	American Financial Group, Inc.	555,253
17,429	American International Group, Inc.	829,620
2,189	Chubb Ltd.	347,920
13,263	Lincoln National Corp.	833,447
13,120	Principal Financial Group, Inc.	829,053
9,014	Prudential Financial, Inc.	923,665
31,330	Unum Group	889,772
		5,208,730
	IT Services – 3.2%
25,523	DXC Technology Co. (a)	993,866
	Machinery – 1.0%
3,694	Timken (The) Co.	297,699
	Media – 2.7%
5,503	Nexstar Media Group, Inc., Class A	813,784
	Metals & Mining – 2.1%
4,176	Reliance Steel & Aluminum Co.	630,158
	Multiline Retail – 2.4%
13,098	Kohl’s Corp.	721,831
	Oil, Gas & Consumable Fuels – 3.5%
23,888	Targa Resources Corp.	1,061,821
	Real Estate Management & Development – 1.6%
2,495	Jones Lang LaSalle, Inc. (a)	487,673
	Specialty Retail – 7.1%
8,383	AutoNation, Inc. (a)	794,792
11,781	Foot Locker, Inc.	726,063
8,847	L Brands, Inc.	637,515
		2,158,370
	Textiles, Apparel & Luxury Goods – 2.6%
7,461	PVH Corp. (a)	802,729

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 2.0%
14,696	Air Lease Corp.	$613,411
	Total Investments – 100.0%	30,544,517
	(Cost $32,035,489) (b)
	Net Other Assets and Liabilities – 0.0%	853
	Net Assets – 100.0%	$30,545,370

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $380,693 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,871,665. The net unrealized depreciation was $1,490,972.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,544,517	$ 30,544,517	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.7%
	Auto Components – 2.4%
87,594	Gentex Corp.	$2,898,486
	Beverages – 2.5%
32,854	Monster Beverage Corp. (a)	3,001,213
	Building Products – 1.3%
22,788	Johnson Controls International PLC	1,563,940
	Capital Markets – 15.8%
20,006	Ares Management Corp., Class A	1,272,182
3,490	BlackRock, Inc.	3,053,645
19,538	Blackstone Group (The), Inc.	1,897,921
30,267	Intercontinental Exchange, Inc.	3,592,693
12,616	Morningstar, Inc.	3,243,700
21,053	Nasdaq, Inc.	3,701,117
11,737	T Rowe Price Group, Inc.	2,323,574
		19,084,832
	Chemicals – 2.8%
12,607	Sherwin-Williams (The) Co.	3,434,777
	Containers & Packaging – 1.2%
13,884	Crown Holdings, Inc.	1,419,084
	Diversified Consumer Services – 1.1%
25,300	Service Corp. International	1,355,827
	Electrical Equipment – 4.5%
23,405	AMETEK, Inc.	3,124,568
8,222	Rockwell Automation, Inc.	2,351,656
		5,476,224
	Electronic Equipment, Instruments & Components – 3.2%
33,911	Amphenol Corp., Class A	2,319,851
10,070	Keysight Technologies, Inc. (a)	1,554,909
		3,874,760
	Health Care Equipment & Supplies – 3.8%
1,501	Intuitive Surgical, Inc. (a)	1,380,380
15,538	STERIS PLC	3,205,489
		4,585,869
	Hotels, Restaurants & Leisure – 1.8%
19,682	Starbucks Corp.	2,200,644
	Household Durables – 2.8%
23,142	Garmin Ltd.	3,347,259
	Industrial Conglomerates – 1.3%
7,239	Honeywell International, Inc.	1,587,875
Shares	Description	Value

	Insurance – 2.9%
24,963	Arthur J. Gallagher & Co.	$3,496,817
	Interactive Media & Services – 1.7%
857	Alphabet, Inc., Class A (a)	2,092,614
	IT Services – 2.5%
10,433	Accenture PLC, Class A	3,075,544
	Life Sciences Tools & Services – 5.7%
25,133	Agilent Technologies, Inc.	3,714,909
13,146	IQVIA Holdings, Inc. (a)	3,185,539
		6,900,448
	Machinery – 13.5%
6,591	Cummins, Inc.	1,606,952
44,495	Graco, Inc.	3,368,271
14,627	IDEX Corp.	3,218,671
14,772	Illinois Tool Works, Inc.	3,302,428
30,142	Toro (The) Co.	3,312,003
12,685	Xylem, Inc.	1,521,693
		16,330,018
	Multiline Retail – 2.9%
14,732	Target Corp.	3,561,314
	Personal Products – 1.4%
5,496	Estee Lauder (The) Cos., Inc., Class A	1,748,168
	Professional Services – 1.1%
9,589	Jacobs Engineering Group, Inc.	1,279,364
	Road & Rail – 8.0%
2,007	AMERCO	1,182,926
90,372	CSX Corp.	2,899,134
11,930	JB Hunt Transport Services, Inc.	1,943,993
6,534	Norfolk Southern Corp.	1,734,189
7,623	Old Dominion Freight Line, Inc.	1,934,717
		9,694,959
	Semiconductors & Semiconductor Equipment – 1.3%
7,910	Texas Instruments, Inc.	1,521,093
	Software – 3.3%
10,205	Microsoft Corp.	2,764,534
2,710	Tyler Technologies, Inc. (a)	1,225,923
		3,990,457
	Specialty Retail – 1.6%
10,227	Tractor Supply Co.	1,902,836
	Textiles, Apparel & Luxury Goods – 2.4%
18,607	NIKE, Inc., Class B	2,874,595

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 3.7%
4,168	Watsco, Inc.	$1,194,716
7,472	WW Grainger, Inc.	3,272,736
		4,467,452
	Wireless Telecommunication Services – 2.2%
18,410	T-Mobile US, Inc. (a)	2,666,320
	Total Common Stocks	119,432,789
	(Cost $107,405,925)
REAL ESTATE INVESTMENT TRUSTS – 1.2%
	Equity Real Estate Investment Trusts – 1.2%
8,810	Extra Space Storage, Inc.	1,443,254
	(Cost $1,015,475)
	Total Investments – 99.9%	120,876,043
	(Cost $108,421,400) (b)
	Net Other Assets and Liabilities – 0.1%	89,007
	Net Assets – 100.0%	$120,965,050

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,340,798 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $886,155. The net unrealized appreciation was $12,454,643.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 119,432,789	$ 119,432,789	$ —	$ —
Real Estate Investment Trusts*	1,443,254	1,443,254	—	—
Total Investments	$ 120,876,043	$ 120,876,043	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 2.3%
1,138	Deutsche Post AG	$77,401
	Banks – 2.0%
3,855	FinecoBank Banca Fineco S.p.A. (a)	67,195
	Beverages – 2.1%
1,481	Diageo PLC	70,904
	Biotechnology – 2.0%
316	CSL Ltd.	67,586
	Building Products – 2.2%
99	Geberit AG	74,257
	Capital Markets – 5.6%
371	Deutsche Boerse AG	64,755
2,582	Japan Exchange Group, Inc.	57,406
46	Partners Group Holding AG	69,678
		191,839
	Chemicals – 2.1%
225	Sika AG	73,561
	Commercial Services & Supplies – 3.8%
7,958	Brambles Ltd.	68,275
9,205	Rentokil Initial PLC	63,030
		131,305
	Communications Equipment – 1.7%
4,702	Telefonaktiebolaget LM Ericsson, Class B	59,096
	Construction & Engineering – 1.9%
2,409	Skanska AB, Class B	63,898
	Diversified Financial Services – 2.3%
1,952	Kinnevik AB, Class B	78,143
	Entertainment – 1.8%
104	Nintendo Co., Ltd.	60,493
	Food & Staples Retailing – 2.1%
1,976	Alimentation Couche-Tard, Inc., Class B	72,610
	Food Products – 2.0%
560	Nestle S.A.	69,736
	Health Care Equipment & Supplies – 4.5%
502	Hoya Corp.	66,560
230	Sonova Holding AG	86,506
		153,066
Shares	Description	Value

	Health Care Providers & Services – 2.0%
2,375	Sonic Healthcare Ltd.	$68,395
	Household Durables – 1.7%
608	Sony Group Corp.	59,188
	Household Products – 1.9%
1,995	Essity AB, Class B	66,157
	IT Services – 4.1%
758	CGI, Inc. (a)	68,725
2,170	Nomura Research Institute Ltd.	71,783
		140,508
	Life Sciences Tools & Services – 2.1%
623	Eurofins Scientific SE (a)	71,213
	Machinery – 7.3%
1,002	Atlas Copco AB, Class A	61,351
2,737	Epiroc AB, Class A	62,364
769	Kone OYJ, Class B	62,734
213	Schindler Holding AG	65,149
		251,598
	Marine – 2.1%
215	Kuehne + Nagel International AG	73,568
	Multiline Retail – 3.8%
584	Next PLC (a)	63,464
1,539	Wesfarmers Ltd.	68,212
		131,676
	Personal Products – 1.9%
1,146	Unilever PLC	67,064
	Pharmaceuticals – 12.3%
645	AstraZeneca PLC	77,472
1,624	Chugai Pharmaceutical Co., Ltd.	64,349
915	Novo Nordisk A.S., Class B	76,658
196	Roche Holding AG	73,835
650	Sanofi	68,103
1,194	Shionogi & Co., Ltd.	62,239
		422,656
	Professional Services – 4.2%
23	SGS S.A.	70,945
719	Wolters Kluwer N.V.	72,229
		143,174
	Road & Rail – 1.7%
557	Canadian National Railway Co.	58,769
	Software – 3.8%
43	Constellation Software, Inc.	65,125
474	SAP SE	66,793
		131,918

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 2.1%
400	Nitori Holdings Co., Ltd.	$70,786
	Textiles, Apparel & Luxury Goods – 6.6%
54	Hermes International	78,661
87	Kering S.A.	76,029
1,074	Moncler S.p.A.	72,666
		227,356
	Trading Companies & Distributors – 3.9%
1,911	Bunzl PLC	63,153
513	Ferguson PLC	71,318
		134,471
	Total Investments – 99.9%	3,429,587
	(Cost $3,184,600) (b)
	Net Other Assets and Liabilities – 0.1%	1,773
	Net Assets – 100.0%	$3,431,360

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $283,600 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,613. The net unrealized appreciation was $244,987.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,429,587	$ 3,429,587	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Euro	22.7%
Swiss Franc	19.2
Japanese Yen	15.0
British Pound Sterling	13.9
Swedish Krona	11.4
Australian Dollar	7.9
Canadian Dollar	7.7
Danish Krone	2.2
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index, Dorsey Wright Momentum Plus Value Index, and The International Developed Capital Strength IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.